SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

Sale of Uranium

In March 2026, Denison finalized agreements to sell 150,000 pounds of U3O8 at a weighted average price of US$96.67 per pound for delivery during the second quarter 2026.